FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        February 25, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Municipal Trust II (the trust):

             Fidelity Michigan Municipal Money Market Fund

             Fidelity Ohio Municipal Money Market Fund

             Spartan Pennsylvania Municipal Money Market Fund (the funds)

             File No. 33-43986 and 811-6454

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Eric D. Roiter
                           Eric D. Roiter
                           Secretary